PGIM Floating Rate Income ETF Investment Objectives and Goals - PGIM Floating Rate Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	Primary objective is to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.
Objective, Secondary [Text Block]	Secondary objective is to seek capital appreciation when consistent with primary objective.